The Fixed And Variable Annuity
issued by
Brighthouse Life Insurance Company
and
Brighthouse Variable Annuity Account C

COVA VARIABLE ANNUITY, FIRSTAR SUMMIT VARIABLE ANNUITY, PREMIER ADVISOR VARIABLE ANNUITY, DESTINY SELECT VARIABLE ANNUITY, PREVAIL VARIABLE ANNUITY

Updating Summary Prospectus
April 29, 2024
A flexible premium deferred variable annuity contract

The prospectus for the Cova Variable Annuity, Firstar Summit Variable Annuity, Premier Advisor Variable Annuity, Destiny Select Variable Annuity, and Prevail Variable Annuity (the “contracts”), flexible premium deferred variable annuity contracts issued by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”), is available and contains more information about the contracts including their features, benefits, and risks. You can find the current prospectus and other information about the contracts online at https://dfinview.com/BHF/TAHD/BHF236 for Cova Variable Annuity, https://dfinview.com/BHF/TAHD/BHF148 for Firstar Summit Variable Annuity, https://dfinview.com/BHF/TAHD/BHF149 for Premier Advisor Variable Annuity, https://dfinview.com/BHF/TAHD/BHF147 for Destiny Select Variable Annuity and https://dfinview.com/BHF/TAHD/BHF150 for Prevail Variable Annuity. You can also obtain this information at no cost by calling (800) 343-8496 or by sending an email request to rcg@brighthousefinancial.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Special Terms
Accumulation Phase. The period under a contract in which earnings accumulate on a tax-deferred basis.
Fixed Account. The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts.
Investment Portfolios or Variable Investment Portfolios. The means of investing offered to owners in various underlying fund portfolios. May also be referred to as “Portfolio Company.”
Purchase Payment. A Purchase Payment is the money you give us to invest in your contract.
Separate Account. We have established Brighthouse Variable Annuity Account C to hold the assets that underlie the contracts other than assets in the Fixed Account.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Contact Information Changes
Effective October 16, 2023, the contact information for the Annuity Service Center for various Contract transactions changed. Please use the contact information listed below.
Death Claims	P.O. Box 4330 Clinton, IA 52733-4330 Fax: (877) 245-8163
Annuity Payments/Income
• Requests to receive regular income payments (referred to as Annuity Payments)	P.O. Box 4365 Clinton, IA 52733-4365 Telephone: (800) 882-1292 Fax: (877) 246-8424
• Death Claims for Contracts receiving Annuity Payments	P.O. Box 4364 Clinton, IA 52733-4364 Telephone: (800) 882-1292 Fax: (877) 245-8163
• General requests and elections for Contracts receiving Annuity Payments	P.O. Box 4363 Clinton, IA 52733-4363 Telephone: (800) 882-1292 Fax: (877) 246-8424
All other requests and elections, including subsequent Purchase Payments, and general inquiries	P.O. Box 4301 Clinton, IA 52733-4301 Telephone: (888) 243-1932 Fax: (877) 246-8424

Important Information You Should Consider About the Contract
	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 5 full years following a purchase payment, you may be assessed a withdrawal charge of 5% of the purchase payment withdrawn.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $5,000 on a $100,000 investment.
Fee Table and Examples Expenses – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the variable investment portfolios and the fixed account.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year.
Fee Table and Examples Expenses Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract[1]	1.43%	1.43%
	Investment options (portfolio company fees and expenses)[2]	0.39%	1.11%
1 As a percentage of average account value in the Separate Account. The charge shown also includes the contract maintenance charge.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,662	Highest Annual Cost $2,219
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive portfolio company fees and expenses •No additional purchase payments, transfers, or withdrawals	•Investment of $100,000 •5% annual appreciation •Most expensive portfolio company fees and expenses •No additional purchase payments, transfers, or withdrawals

Risks
Risk of Loss	You can lose money by investing in this contract, including loss of principal.	Principal Risks of Investing in the Contract

Risks
Not a Short-Term Investment
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 5 years of the contract.
Withdrawal charges will reduce the value of your contract if you withdraw money during that time.
The benefits of tax deferral mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., variable investment portfolios).
•Each investment option, including the fixed account, has its own unique risks.
•You should review the prospectuses for the available funds and the prospectus disclosure concerning the fixed account before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the contract is subject to the risks related to us. Any obligations (including under the fixed account), or guarantees and benefits of the contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks of Investing in the Contract
Restrictions
Investments
•Certain investment portfolios may not be available depending on the version of the contract that you purchased.
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the investment portfolios available as investment options under the contract.
Investment Options Appendix B: Investment Portfolios Available by Contract Version
Taxes
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Federal Income Tax Status
Conflicts of Interest
Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
Other Information – Compensation Paid to Selling Firms
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Replacement of Contracts and Other Exchanges

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APPENDIX A
Investment Portfolios Available Under the Contract
The following is a list of investment portfolios under the contract. More information about the investment portfolios is available in the prospectuses for the investment portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF236 for Cova Variable Annuity, https://dfinview.com/BHF/TAHD/BHF148 for Firstar Summit Variable Annuity, https://dfinview.com/BHF/TAHD/BHF149 for Premier Advisor Variable Annuity, https://dfinview.com/BHF/TAHD/BHF147 for Destiny Select Variable Annuity and https://dfinview.com/BHF/TAHD/BHF150 for Prevail Variable Annuity. You can also request this information at no cost by calling (800) 343-8496 or sending an email request to rcg@brighthousefinancial.com. Depending on the version of the contract that you purchased, you may not be able to invest in certain investment portfolios. See Appendix B: Investment Portfolios Available By Contract Version.
The current expenses and performance information below reflects fees and expenses of the investment portfolio, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund — Series I†† Invesco Advisers, Inc.	0.90%	18.15%	8.42%	4.33%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	0.87%	14.21%	11.08%	7.43%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited	0.96%	6.67%	3.14%	1.56%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	12.87%	6.40%	4.65%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	12.21%	13.33%	8.86%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	34.99%	12.48%	8.68%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	34.58%	12.20%	8.41%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	52.06%	16.39%	10.80%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	51.73%	16.12%	10.53%
Seeks capital appreciation.	MFS® Research International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.65%	13.05%	8.82%	4.43%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.67%	41.23%	11.07%	8.77%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.55%	6.22%	1.25%	1.86%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.53%	9.91%	11.55%	8.93%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.	0.95%	19.84%	11.63%	10.45%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.60%	10.20%	14.66%	8.57%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.75%	18.59%	7.15%	4.72%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	1.00%	18.36%	6.88%	4.46%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	5.84%	1.53%	2.20%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.64%	5.59%	1.28%	1.95%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.57%	49.61%	16.15%	12.88%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	5.05%	1.76%	1.18%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	7.66%	13.12%	10.36%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.55%	53.26%	17.98%	14.32%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.80%	52.86%	17.69%	14.03%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	10.40%	8.53%	6.59%
Seeks capital appreciation.	MFS® Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	7.85%	11.27%	8.51%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.80%	15.53%	12.40%	8.75%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	46.81%	13.52%	11.88%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	21.57%	11.84%	9.44%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.56%	9.44%	2.80%	3.01%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.47%	10.65%	12.30%	8.58%
Seeks to provide capital growth.	Growth Opportunities Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.59%	45.65%	19.09%	15.73%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 1†† Templeton Investment Counsel, LLC	0.82%	21.09%	5.54%	1.54%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund — Class IB Putnam Investment Management, LLC	0.82%	15.67%	14.50%	10.26%
#
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
‡
This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

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APPENDIX B
Investment Portfolios Available by Contract Version
Certain investment portfolios listed in Appendix A may not be available under your contract depending on which version of the contract you purchased. The following lists the investment portfolios available by contract version.
If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Putnam Variable Trust — Class IB
Putnam VT Large Cap Value Fund
Closed Portfolios For This Product*
Invesco V.I. EQV International Equity Fund — Series I
Invesco Global Equity Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
T. Rowe Price Mid Cap Growth Portfolio — Class B
Baillie Gifford International Stock Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
Templeton Foreign VIP Fund — Class 1
If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Closed Portfolios For This Product*
Invesco V.I. EQV International Equity Fund — Series I
Invesco Global Equity Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
T. Rowe Price Mid Cap Growth Portfolio — Class B
Baillie Gifford International Stock Portfolio — Class B
If you purchased the PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Closed Portfolios For This Product*
Invesco V.I. EQV International Equity Fund — Series I
Invesco Global Equity Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
T. Rowe Price Mid Cap Growth Portfolio — Class B
Baillie Gifford International Stock Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
If you purchased the DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
B-1

Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
Closed Portfolios For This Product*
Invesco V.I. EQV International Equity Fund — Series I
Invesco Global Equity Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
T. Rowe Price Mid Cap Growth Portfolio — Class B
Baillie Gifford International Stock Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
If you purchased the PREVAIL VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Closed Portfolios For This Product*
Invesco V.I. EQV International Equity Fund — Series I
Invesco Global Equity Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
T. Rowe Price Mid Cap Growth Portfolio — Class B
Baillie Gifford International Stock Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).
B-2

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The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (888) 243-1932, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF236 for Cova Variable Annuity, https://dfinview.com/BHF/TAHD/BHF148 for Firstar Summit Variable Annuity, https://dfinview.com/BHF/TAHD/BHF149 for Premier Advisor Variable Annuity, https://dfinview.com/BHF/TAHD/BHF147 for Destiny Select Variable Annuity and https://dfinview.com/BHF/TAHD/BHF150 for Prevail Variable Annuity.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151846